Equity Offerings	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Equity Offerings

23) Equity Offerings

(U.S. Dollars in thousands)	2015	2014
Gross proceeds received (1)	$121,224	$152,014
Less: Underwriters’ discount	4,300	4,991
Less: Offering expenses	293	340

Net proceeds received	116,631	146,683

(1)	Includes General Partner’s 2% proportional capital contribution

On June 2, 2015, the Partnership sold 5,000,000 common units, representing limited partner interests, in an underwritten public offering (the “June 2015 Offering”). In connection with the June 2015 Offering, the General Partner contributed a total of $2.4 million in order to maintain its 2% general partner interest in the Partnership. The Partnership’s total net proceeds from the June 2015 Offering and the related General Partner’s contribution were $116.6 million.

The Partnership used the net proceeds from the June 2015 Offering to fund the cash portion of the purchase price of the company that owns and operates the Dan Sabia and to repay the Revolving Credit Facility, the $12.0 million Seller’s Credit and $7.5 million of the Dan Sabia Facility.

On June 27, 2014, the Partnership sold 4,600,000 common units, representing limited partner interests, in an underwritten public offering and granted the underwriters a 30-day option to purchase an additional 690,000 common units. In connection with this closing, the General Partner contributed $2.7 million in order to maintain its 2% general partner interest in the Partnership.

In connection with the partial exercises by the underwriters of their option to purchase additional common units, on July 14, 2014 and July 24, 2014, the Partnership issued and sold 150,000 common units and 490,000 common units, respectively, and the General Partner made an additional $0.4 million aggregate capital contribution to the Partnership in order to maintain its 2% general partner interest in the Partnership. The Partnership’s total net proceeds from the public offering and the related General Partner’s contribution were $146.7 million as of December 31, 2014. The Partnership used the net proceeds from the offering and related capital contribution by the General Partner to fund the cash portion of the purchase prices of the Hilda Knutsen and the Torill Knutsen and for general partnership purposes.